Related Party Transactions and Balances (Details) ₫ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 VND (₫)
Related Party Transactions and Balances [Line Items]
Offering cost				$ 1,098,104
Borrowings from a related party		$ 5,000,000		93,571,624
Interest rate reduced percentage		2.00%	2.00%
Repayment of borrowings to a related party		$ 38,093,104
Accrued interest expenses borrowings		1,382,890
Borrowed loan		5,000,000
Fees payable			₫ 193,300.0	1,600,000
Public Infrastructures [Member]
Related Party Transactions and Balances [Line Items]
Fees payable		8,200,000
Fuji Solar [Member]
Related Party Transactions and Balances [Line Items]
Offering cost				1,179,129
VSun China [Member]
Related Party Transactions and Balances [Line Items]
Prepayments of raw materials				24,845,082
VSun JV [Member]
Related Party Transactions and Balances [Line Items]
Borrowings from a related party				93,600,000	₫ 2.2
Interest expense		1,391,911		$ 3,163,557
Repayment of borrowings to a related party		38,100,000	₫ 954,500.0
Accrued interest expenses borrowings		1,505,865
VSun USA [Member]
Related Party Transactions and Balances [Line Items]
Accrued interest expense		$ 14,995
VSun JV [Member]
Related Party Transactions and Balances [Line Items]
Borrowings interest rate				9.50%	9.50%
VSUN USA [Member]
Related Party Transactions and Balances [Line Items]
Borrowings interest rate		4.20%	4.20%
Initial Reduction in Interest Rate of Borrowings [Member]
Related Party Transactions and Balances [Line Items]
Interest rate reduced percentage				8.00%	8.00%
Additional Reduction in Interest Rate of Borrowings [Member]
Related Party Transactions and Balances [Line Items]
Interest rate reduced percentage				7.00%	7.00%